PRINCIPAL ACCOUNTING POLICIES - Foreign currencies (Details) ¥ in Billions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
RMB/USD exchange rate used in translation	0.1533
Non-collateralized receivable related to financial services	¥ 1.9	¥ 1.6